Debt - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000		$ 628,000			€ 435,000
Line of credit		73,000		73,000		$ 65,000
interest expense		34,549	$ 37,135	68,222	$ 72,100
Gain on debt repurchases	[1]	0	720	0	1,296
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		75,000		75,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued		400,000		400,000			435,000
Secured Loan Notes (Member)
Debt Instrument [Line Items]
Debt repurchase secured loan notes			5,000
Secured loan notes					5,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed		1,018,000		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment		2,548	2,548	5,095	5,095
Voluntary capital prepayment		5,000		25,292
Debt Repurchase			33,103		64,224
Term Loan Facility [Member] | Secured Loan Notes (Member)
Debt Instrument [Line Items]
Gain on debt repurchases			$ 720		$ 1,296
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000		305,000
Line of credit facility, amount outstanding				156,579		90,713
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		390,000		390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €							€ 275,000
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit		$ 151,630		$ 151,630		$ 142,666
First lien debt ratio, description				First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility utilization rate for debt covenants, percentage				40.00%

[1]	Relates to gain on repurchases of the Company's debt (See Note 7).